STOCK OPTIONS (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
STOCK OPTIONS AND RESTRICTED STOCK
Risk-free interest rate minimum	0.13%	0.94%	0.92%	1.80%
Risk-free interest rate maximum	1.89%	2.05%	2.05%	3.47%
Expected dividend yield			$ 0	$ 0
Expected term, minimum	1 year
Expected term, maximum	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Forfeiture rate (excluding fully vested stock options) minimum	15.00%	15.00%
Forfeiture rate (excluding fully vested stock options) maximum	15.00%	15.00%	0.15%	0.15%
Expected volatility	129.00%	131.00%	1.31%	1.37%
Expected volatility	141.00%	137.00%	1.42%	1.42%